Securities at fair value through other comprehensive income (FVOCI) - Narrative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	R$ 37,338	R$ 38,007
Brazil
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	29,581	33,971
Latin America
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	3,519	3,050
Government securities - Abroad
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	1,113	0
Corporate securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	R$ 3,125	R$ 986